Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories

	December 31,
	2011	2012
Held for sale:
Marine Fuel Oil	146,770	141,590
Marine Gas Oil	53,635	33,965
	200,405	175,555
Held for consumption:
Marine fuel	2,355	4,145
Lubricants	1,063	972
Stores	31	24
Victuals	203	130
	3,652	5,271
Total	204,057	180,826